Vessel Revenue and Voyage Expenses, Voyage Expenses from Spot and Time Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Voyage Expenses [Abstract]
Voyage expenses, net of commissions	$ (2,646)	$ (10,567)
Spot Charters [Member]
Voyage Expenses [Abstract]
Voyage expenses, net of commissions	0	(9,583)
Time Charters [Member]
Voyage Expenses [Abstract]
Voyage expenses, net of commissions	$ (2,646)	$ (984)